CONCENTRATION OF CREDIT RISK (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Unusual Risk or Uncertainty [Line Items]
Cash and cash equivalents	$ 836,975	¥ 5,461,264	¥ 1,154,653
Denominated in RMB
Unusual Risk or Uncertainty [Line Items]
Cash and cash equivalents		¥ 137,106	¥ 1,114,076